                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-2008

Check here if Amendment [X]; 13-F Amendment Number 1

This Amendment (Check only one.): [_] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


/s/ Stephen E. Memishian            Mount Kisco, NY   02/18/09
---------------------------------   ---------------   --------
[Signature]                          [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ---------------------------
28-
   ----------------    ---------------------------

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            67
Form 13F Information Table Value Total: 1,387,249,000
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

[Repeat as necessary.]

PORTVUE-SEC13F.LNP         D S M CAPITAL PARTNERS LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE : 09/30/08

                                                                                                            VOTING AUTHORITY
                                                             VALUE       SHARES/ SH/ PUT/ INVSTMT   OTHER  ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)     PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
--------------------------- ---------------- --------- ----------------- ------- --- ---- ------- -------- ---- -------- ----
ABB LTD                     COM              000375204             29372 1514008 SH       SOLE              0    1514008
ADOBE SYSTEMS               COM              00724F101             53205 1347976 SH       SOLE              0    1347976
AFFILIATED MANAGERS         COM              008252108               296    3570 SH       SOLE              0       3570
ALLERGAN                    COM              018490102             38587  749250 SH       SOLE              0     749250
ALTERA CORP COM             COM              021441100               336   16225 SH       SOLE              0      16225
AMAZON                      COM              023135106             28344  389551 SH       SOLE              0     389551
ANSYS INC                   COM              03662Q105               459   12130 SH       SOLE              0      12130
APPLE COMPUTER              COM              037833100             38275  336749 SH       SOLE              0     336749
ARM HOLDINGS                COM              042068106               304   58400 SH       SOLE              0      58400
AUTOMATIC DATA PROCESSING   COM              053015103             50294 1176475 SH       SOLE              0    1176475
BAKER HUGHES                COM              057224107               357    5900 SH       SOLE              0       5900
C. R. BARD                  COM              067383109             38915  410192 SH       SOLE              0     410192
CELGENE                     COM              151020104            121180 1914990 SH       SOLE              0    1914990
CHART INDUSTRIES            COM              16115Q308               406   14215 SH       SOLE              0      14215
CISCO SYSTEMS               COM              17275R102             46850 2076668 SH       SOLE              0    2076668
CONCEPTUS                   COM              206016107               240   14470 SH       SOLE              0      14470
CORE LABORATORIES           COM              N22717107               482    4755 SH       SOLE              0       4755
COVANCE                     COM              222816100             42817  484304 SH       SOLE              0     484304
CUBIST PHARMACEUTICALS      COM              229678107               455   20450 SH       SOLE              0      20450
CVS/CAREMARK CORP           COM              126650100             40174 1193523 SH       SOLE              0    1193523
DIGITAL RIVER               COM              25388B104               302    9320 SH       SOLE              0       9320
F5 NETWORKS                 COM              315616102               340   14560 SH       SOLE              0      14560
FMC TECHNOLOGIES            COM              30249U101             39143  840882 SH       SOLE              0     840882
GENZYME                     COM              372917104            102292 1264588 SH       SOLE              0    1264588
GEN-PROBE                   COM              36866T103             44951  847319 SH       SOLE              0     847319
GOOGLE                      COM              38259P508             67288  168002 SH       SOLE              0     168002
HALLIBURTON                 COM              406216101              2551   78765 SH       SOLE              0      78765
HARRIS CORP                 COM              413875105               438    9490 SH       SOLE              0       9490
HENRY SCHEIN                COM              806407102               475    8820 SH       SOLE              0       8820
HOLOGIC                     COM              436440101             22545 1166313 SH       SOLE              0    1166313
IDEXX LABS INC COM          COM              45168D104               398    7270 SH       SOLE              0       7270
INTEGRA LIFESCIENCES        COM              457985208               382    8670 SH       SOLE              0       8670
INTUITIVE SURGICAL          COM              46120E602             14153   58731 SH       SOLE              0      58731
INVESCO LTD                 COM              G491BT108             27070 1290264 SH       SOLE              0    1290264
ION GEOPHYSICAL             COM              462044108               481   33885 SH       SOLE              0      33885
JACOBS ENGINEERING GROUP    COM              469814107               673   12400 SH       SOLE              0      12400
JOHN BEAN TECHNOLOGIES      COM              477839104              1225   96730 SH       SOLE              0      96730
KELLOGG COMPANY             COM              487836108               218    3890 SH       SOLE              0       3890
KENDLE INTERNATIONAL        COM              48880L107               239    5335 SH       SOLE              0       5335
MASTERCARD                  COM              57636Q104              4392   24765 SH       SOLE              0      24765
MCDERMOTT INTERNATIONAL     COM              580037109               314   12275 SH       SOLE              0      12275
MICROSEMI                   COM              595137100               334   13090 SH       SOLE              0      13090
MONOLITHIC POWER            COM              609839105               311   17900 SH       SOLE              0      17900
MONSANTO                    COM              61166W101             71783  725227 SH       SOLE              0     725227
NATIONAL INSTRUMENTS        COM              636518102               366   12195 SH       SOLE              0      12195
NESTLE S A                  FOREIGN COMMON S 641069406             29681  691073 SH       SOLE              0     691073
NETAPP INC COM              COM              64110D104               321   17590 SH       SOLE              0      17590
NOVO-NORDISK A S            COM              670100205             26521  517991 SH       SOLE              0     517991
NUANCE COMMUNICATIONS       COM              67020Y100               306   25070 SH       SOLE              0      25070
OCEANEERING INTL INC COM    COM              675232102               381    7145 SH       SOLE              0       7145
PAREXEL INTL CORP COM       COM              699462107               227    7915 SH       SOLE              0       7915
PEPSICO                     COM              713448108               353    4950 SH       SOLE              0       4950
PETROLEUM GEO-SERVICES      COM              716599105               310   24050 SH       SOLE              0      24050
POWELL INDS INC COM         COM              739128106               335    8210 SH       SOLE              0       8210
PROCTER & GAMBLE            COM              742718109               320    4590 SH       SOLE              0       4590
QUALCOMM                    COM              747525103             28350  659763 SH       SOLE              0     659763
RESEARCH IN MOTION          COM              760975102             19988  292658 SH       SOLE              0     292658
RIVERBED TECHNOLOGY INC COM COM              768573107               359   28710 SH       SOLE              0      28710
SCHERING PLOUGH             COM              806605101             62995 3410663 SH       SOLE              0    3410663
SCHLUMBERGER                COM              806857108            102020 1306434 SH       SOLE              0    1306434
SEI INVESTMENTS             COM              784117103             55975 2521369 SH       SOLE              0    2521369
SMITH INTL INC COM          COM              832110100               387    6600 SH       SOLE              0       6600
STRYKER                     COM              863667101             61865  993020 SH       SOLE              0     993020
VARIAN MEDICAL SYSTEMS      COM              92220P105             21707  379949 SH       SOLE              0     379949
WALT DISNEY COMPANY         COM              254687106               272    8850 SH       SOLE              0       8850
WESTERN UNION               COM              959802109             39992 1621076 SH       SOLE              0    1621076
ZOLL MEDICAL                COM              989922109               572   17480 SH       SOLE              0      17480

LINE COUNT: 67                                         $1,387,249,000.00